Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
INCOME FROM EQUITY METHOD INVESTMENT - LAB SERVICES MSO				$ 392,677	$ 392,677	$ (846,588)
OTHER OPERATING EXPENSES:
Amortization of intangible assets	563,000		1,126,000		2,158,167
Credit loss expense		1,650,000		1,650,000
COMPREHENSIVE LOSS:
Unrealized foreign currency translation (loss) gain	(316)	104	(627)	383	(9,402)	(273)
Advertising and marketing expenses	105,271	322,552	315,117	393,702	843,497	237,671
Professional fees	795,577	1,428,611	2,377,528	3,060,826	5,254,207	1,590,268
Compensation and related benefits	434,725	292,629	658,141	601,651	1,101,574	1,308,854
Other general and administrative expenses	153,306	214,724	296,219	380,437	784,758	857,869
Total Other Operating Expenses	2,051,879	3,908,516	4,773,005	6,086,616	7,984,036	3,994,662
LOSS FROM OPERATIONS	(2,051,879)	(3,908,516)	(4,773,005)	(5,693,939)	(7,591,359)	(4,841,250)
Interest expense - amortization of debt discount and debt issuance costs	(65,324)	(780,602)	(254,741)	(1,064,357)	(1,136,412)	(1,291,814)
Interest expense - other	(177,763)	(82,755)	(259,792)	(164,711)	(320,282)	(325,486)
Interest expense - related party						(42,445)
Debt modification charge						(838,794)
Change in fair value of derivative liability	1,652	561,176	(1,275,237)	446,816	538,213	374,365
Loss on extinguishment of debt		(9,076,587)		(9,076,587)	(9,076,587)
Other income (expense)	114,502	2,673	7,283	1,487	67,554	(74,180)
Total Other Expense, net	(126,933)	(9,376,095)	(1,782,487)	(9,857,352)	(9,927,514)	(2,198,354)
LOSS BEFORE INCOME TAXES	(2,178,812)	(13,284,611)	(6,555,492)	(15,551,291)	(17,518,873)	(7,039,604)
INCOME TAXES
NET LOSS FROM CONTINUING OPERATIONS	(2,178,812)	(13,284,611)	(6,555,492)	(15,551,291)	(17,518,873)	(7,039,604)
NET LOSS FROM DISCONTINUED OPERATIONS		(173,987)	(103,015)	(389,418)	(742,103)	(863,790)
NET LOSS	(2,178,812)	(13,458,598)	(6,658,507)	(15,940,709)	(18,260,976)	(7,903,394)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS AFTER NONCONTROLLING INTEREST	(2,178,812)	(13,458,598)	(6,658,507)	(15,940,709)	(18,260,976)	(7,903,394)
DEEMED CONTRIBUTION ON EXCHANGE OF EQUITY INSTRUMENTS				162,473	162,473
NET LOSS ATTRIBUTABLE TO CHANGE AGENTS CORPORATION COMMON SHAREHOLDERS	$ (2,178,812)	$ (13,458,598)	$ (6,658,507)	$ (15,778,236)	$ (18,098,503)	$ (7,903,394)
Basic, continuing operations (in Dollars per share)	$ (0.14)	$ (6.14)	$ (0.53)	$ (8.12)	$ (5.41)	$ (7.52)
Diluted, continuing operations (in Dollars per share)	(0.14)	(6.14)	(0.53)	(8.12)	(5.41)	(7.52)
Basic, discontinued operations (in Dollars per share)	0	(0.08)	(0.01)	(0.21)	(0.23)	(0.92)
Diluted, discontinued operations (in Dollars per share)	0	(0.08)	(0.01)	(0.21)	(0.23)	(0.92)
Basic (in Dollars per share)	(0.14)	(6.22)	(0.54)	(8.33)	(5.64)	(8.44)
Diluted (in Dollars per share)	$ (0.14)	$ (6.22)	$ (0.54)	$ (8.33)	$ (5.64)	$ (8.44)
Basic (in Shares)	15,792,440	2,162,323	12,397,080	1,894,961	3,210,779	936,614
Diluted (in Shares)	15,792,440	2,162,323	12,397,080	1,894,961	3,210,779	936,614
NET LOSS	$ (2,178,812)	$ (13,458,598)	$ (6,658,507)	$ (15,940,709)	$ (18,260,976)	$ (7,903,394)
OTHER COMPREHENSIVE LOSS FROM CONTINUED OPERATIONS
Unrealized foreign currency translation (loss) gain	(316)	104	(627)	383	(9,402)	(273)
COMPREHENSIVE LOSS	(2,179,128)	(13,458,494)	(6,659,134)	(15,940,326)	(18,270,378)	(7,903,667)
LESS: COMPREHENSIVE LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST
COMPREHENSIVE LOSS ATTRIBUTABLE TO CHANGE AGENTS CORPORATION COMMON SHAREHOLDERS	$ (2,179,128)	$ (13,458,494)	$ (6,659,134)	$ (15,940,326)	$ (18,270,378)	$ (7,903,667)